Related Party Transactions (Details) - Schedule of short-term investment - related party - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	$ 6,611,040	$ 3,966,476
Yuao [Member]
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	2,150,480	2,120,972
GuoRonghong [Member]
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	4,367,633	1,845,504
Wei Wang [Member]
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	$ 92,927